CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts (in Dollars)	$ 0	$ 0
Allowance for doubtful accounts, related parties (in Dollars)	1,334	0
Provision for impairment allowance (in Dollars)	$ 714	$ 0
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	161,989,097	153,295,516
Ordinary shares, shares outstanding	161,989,097	153,295,516